Operating Segments and Geographic Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Operating Segments and Geographic Information
14. Operating Segments and Geographic Information
We operate as a single segment. The chief operating decision-maker is considered to be our Chief Executive Officer of N-able. The chief operating decision-maker allocates resources and assesses performance of the business at the combined N-able level.
The authoritative guidance for disclosures about segments of an enterprise establishes standards for reporting information about operating segments. It defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker in deciding how to allocate resources and in assessing performance. Our Chief Executive Officer manages the business as a multi-product business that utilizes its model to deliver software products to customers regardless of their geography or IT environment. Operating results including discrete financial information and profitability metrics are reviewed at the consolidated entity level for purposes of making resource allocation decisions and for evaluating financial performance. Accordingly, we considered ourselves to be in a single operating and reporting segment structure.
We based revenue by geography on the shipping address of each MSP partner. Other than the United States and the United Kingdom, no single country accounted for 10% or more of our total revenue during these periods. The following tables set forth revenue and net long-lived assets by geographic area:

	Year Ended December 31,
	2021	2020	2019

	(in thousands)
Revenue
United States, country of domicile	$160,833	$144,776	$125,682
United Kingdom	38,526	31,649	28,422
All other international	147,097	126,446	109,414
Total revenue	$346,456	$302,871	$263,518

	December 31,
	2021	2020

	(in thousands)
Long-lived assets, net
United States, country of domicile	$20,130	$4,774
Switzerland	11,293	10,202
Canada	895	1,126
All other international	6,430	3,488
Total long-lived assets, net	$38,748	$19,590